Personnel costs - Summary of Personnel Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Wages and salaries	€ (279,508)	€ (271,767)	€ (209,965)
Social contributions, pension plans and indemnities	(59,054)	(51,725)	(50,750)
Other long-term benefits	(16,153)	(8,702)	0
Share-based payments	(13,579)	(16,290)	0
Insurances and other benefits	(13,111)	(2,455)	(3,142)
Uniforms	(4,185)	(4,434)	(5,013)
Severance indemnities	(2,199)	(8,996)	(12,308)
Other payroll expenses	(7,298)	(3,393)	(1,481)
Total personnel costs	€ (395,087)	€ (367,762)	€ (282,659)